UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                             FORM 13F
	   FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2005
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Cedar Hill Associates, Inc.
Address: 	600 Central Avenue
         	Suite 138
         	Highland Park, IL  60035

13F File Number:  28-02628

The institutional investment manager filing this report and the person by whom it is
signed hereby represent	that the person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  		Gilbert Licudine
Title:    	Vice President
Phone:    	847-861-8300
Signature, Place, and Date of Signing:

    Gilbert Licudine    Highland Park, Illinois    December 2, 2005

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   	None

Form 13F Information Table Entry Total:   	58

Form 13F Information Table Value Total:   	$162,485



List of Other Included Managers:

 None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ace Ltd                        COM              G0070K103     3566    75755 SH       Sole                    75755
Allstate Corp                  COM              020002101     3942    71290 SH       Sole                    71290
Alltel Corp                    COM              020039103     4994    76700 SH       Sole                    76700
American Intl Group            COM              026874107     3061    49410 SH       Sole                    49410
BP Amoco PLC Spons ADR F       COM              055622104      374     5280 SH       Sole                     5280
Bank New York                  COM              064057102     3454   117431 SH       Sole                   117431
Bank Of America Corporation    COM              060505104     2982    70825 SH       Sole                    70825
Burlington Resources           COM              122014103     5572    68520 SH       Sole                    68520
ChevronTexaco                  COM              166764100     3079    47562 SH       Sole                    47562
Dell Inc                       COM              24702R101     3437   100493 SH       Sole                   100493
Exxon Mobil Corp               COM              30231G102     1527    24025 SH       Sole                    24025
Fortune Brands                 COM              349631101     2733    33599 SH       Sole                    33599
General Electric               COM              369604103      547    16244 SH       Sole                    16244
Health Care Select Spdr        COM              81369Y209     6431   205125 SH       Sole                   205125
Honeywell Inc                  COM              438516106     2328    62085 SH       Sole                    62085
Hubbell Inc Cl B               COM              443510201     3069    65391 SH       Sole                    65391
Inco Ltd                       COM              453258402     4984   105250 SH       Sole                   105250
Intel Corp                     COM              458140100      205     8310 SH       Sole                     8310
Intl Bus Machines              COM              459200101      282     3516 SH       Sole                     3516
JP Morgan Chase & Co           COM              46625H100     3370    99317 SH       Sole                    99317
Johnson & Johnson              COM              478160104      356     5628 SH       Sole                     5628
Kerr-Mcgee Corp                COM              492386107     3497    36008 SH       Sole                    36008
Kimberly Clark                 COM              494368103     2761    46375 SH       Sole                    46375
Kroger                         COM              501044101     2923   141960 SH       Sole                   141960
Laboratory Corp                COM              50540R409     2523    51794 SH       Sole                    51794
Liberty Media Corp             COM              530718105     3819   474465 SH       Sole                   474465
MB Financial Inc               COM              55264U108      427    10962 SH       Sole                    10962
Medimmune Inc                  COM              584699102     3336    99125 SH       Sole                    99125
Microsoft                      COM              594918104     3685   143200 SH       Sole                   143200
Millennium Cell Inc            COM              60038b105       31    15000 SH       Sole                    15000
National Semiconductor Corp    COM              637640103     3267   124704 SH       Sole                   124704
News Corp Cl B                 COM              65248E203     4908   297430 SH       Sole                   297430
Novartis AG Sponsored ADR      COM              66987V109     5018    98400 SH       Sole                    98400
Nu Horizons Electronics        COM              669908105       73    10100 SH       Sole                    10100
Praxair Inc                    COM              74005P104     5820   121425 SH       Sole                   121425
Schering-Plough                COM              806605101     2854   135572 SH       Sole                   135572
Schlumberger                   COM              806857108     4782    56675 SH       Sole                    56675
Servicemaster Company          COM              81760N109     3035   224165 SH       Sole                   224165
Sony Corp                      COM              835699307     2802    84425 SH       Sole                    84425
Tech and Telecom Spdr          COM              81369Y803     4001   191425 SH       Sole                   191425
Texas Instruments              COM              882508104     5543   163525 SH       Sole                   163525
Thermo Electron                COM              883556102     4453   144125 SH       Sole                   144125
Time Warner Inc                COM              887317105     4026   222334 SH       Sole                   222334
Viacom Inc Cl B                COM              925524308     4715   142850 SH       Sole                   142850
Wal-Mart                       COM              931142103     3934    89768 SH       Sole                    89768
Walgreen Co                    COM              931422109      433     9964 SH       Sole                     9964
Wrigley (Wm) Jr Co             COM              982526105      234     3254 SH       Sole                     3254
Royce Value Trust              COM              780910105     3661 184160.000 SH     Sole               184160.000
IShares - Japan Index Fund     COM              464286848     2825 231711.000 SH     Sole               231711.000
Leucadia National              COM              527288104      802    18600 SH       Sole                    18600
Blackrock Insd Mun 2008 Trm    COM              09247K109     2345 148774.000 SH     Sole               148774.000
Blackrock Mun Target Com       COM              09247M105     3102 308337.000 SH     Sole               308337.000
Capital Income Bldr Fd SBI     COM              140193103      985 18321.840 SH      Sole                18321.840
IShares Tr 1-3 Yr Trs Bd       COM              464287457      381 4725.000 SH       Sole                 4725.000
IShares Tr US Tips Bd Fd       COM              464287176     2979 28300.000 SH      Sole                28300.000
Pimco Strtgc Glbl Gvt Fd Inc-C COM              72200x104      397 31700.000 SH      Sole                31700.000
Flaherty & Crumrine Pfd Inc Op COM              33848E106      793    61234 SH       Sole                    61234
Nuveen Quality Preferred Incom COM              67072C105     1022    75039 SH       Sole                    75039